World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	410,642,238.97	26,305
Yield Supplement Overcollateralization Amount at 12/31/13	7,145,097.28	0
Receivables Balance at 12/31/13	417,787,336.25	26,305
Principal Payments	17,618,698.23	1,010
Defaulted Receivables	1,040,780.14	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	6,708,382.97	0
Pool Balance at 01/31/14	392,419,474.91	25,242

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	6,467,320.67	511
Past Due 61-90 days	1,762,074.25	127
Past Due 91 + days	449,992.64	25
Total	8,679,387.56	663

Total 31+ Delinquent as % Ending Pool Balance	2.21%

Recoveries	563,019.71

Aggregate Net Losses/(Gains) - January 2014	477,760.43

Overcollateralization Target Amount	17,658,876.37
Actual Overcollateralization	17,658,876.37

Weighted Average APR	3.61%
Weighted Average APR, Yield Adjusted	4.65%
Weighted Average Remaining Term	47.21

Flow of Funds	$ Amount

Collections	19,396,521.55
Advances	(2,699.24)
Investment Earnings on Cash Accounts	2,388.64
Servicing Fee	(348,156.11)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,048,054.84

Distributions of Available Funds
(1) Class A Interest	195,832.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,402,739.68
(7) Distribution to Certificateholders	1,436,813.99
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,048,054.84

Servicing Fee	348,156.11
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 01/15/14	392,163,338.22
Principal Paid	17,402,739.68
Note Balance @ 02/18/14	374,760,598.54

Class A-1
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-2
Note Balance @ 01/15/14	94,306,338.22
Principal Paid	17,402,739.68
Note Balance @ 02/18/14	76,903,598.54
Note Factor @ 02/18/14	35.2768801%

Class A-3
Note Balance @ 01/15/14	176,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	176,000,000.00
Note Factor @ 02/18/14	100.0000000%

Class A-4
Note Balance @ 01/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	107,515,000.00
Note Factor @ 02/18/14	100.0000000%

Class B
Note Balance @ 01/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	14,342,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	208,501.17
Total Principal Paid	17,402,739.68
Total Paid	17,611,240.85

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	33,793.10
Principal Paid	17,402,739.68
Total Paid to A-2 Holders	17,436,532.78

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3048900
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4479221
Total Distribution Amount	25.7528121

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1550142
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.8290811
Total A-2 Distribution Amount	79.9840953

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/13	84,377.20
Balance as of 01/31/14	81,677.96
Change	(2,699.24)

Reserve Account
Balance as of 01/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36